Equity Incentive Plan - Stock options (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022
Number of shares
Outstanding, beginning of period	19,823	17,457
Granted	14,251	12,417
Forfeited, expired, and cancelled	(8,225)	(10,051)
Outstanding, end of period	25,849	19,823	17,457
Options exercisable (in shares)	19,679
Weighted average exercise price
Outstanding at the beginning of the year (in dollars per share)	$ 0.99	$ 1.53
Granted	0.21	0.41
Forfeited, expired, and cancelled	0.87	1.16
Outstanding at the end of the year (in dollars per share)	0.60	$ 0.99	$ 1.53
Options outstanding and exercisable	$ 0.71
Additional Information
Weighted average remaining contractual life in years	7 years 9 months 7 days	7 years 10 months 13 days	7 years 9 months 14 days
Weighted average remaining contractual life in years exercisable	7 years 3 months
Stock option vested, Shares	4,100
Tranche One
Additional Information
Stock option vested, Shares	500
Tranche Two
Additional Information
Stock option vested, Shares	5,700
Award vesting period	4 years
Tranche Three
Additional Information
Stock option vested, Shares	4,000
Award vesting period	1 year